Notes to the Assets of the Balance Sheet - Summary of Property, Plant and Equipment (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 3,526,351	€ 4,189,000
Impairment	0	0	€ 0
Ending balance	3,530,709	3,526,351	4,189,000
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	19,836,000	19,047,000
Additions	1,821,000	1,317,000
Disposals	(3,060,000)	(528,000)
Ending balance	18,597,000	19,836,000	19,047,000
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(16,310,000)	(14,858,000)
Depreciation Charge for the Year	1,812,000	1,969,000
Impairment		0
Disposals	3,056,000	517,000
Ending balance	(15,066,000)	(16,310,000)	(14,858,000)
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,845,000	3,538,000
Ending balance	2,900,000	2,845,000	3,538,000
Office equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	17,335,000	16,658,000
Additions	1,780,000	1,205,000
Disposals	(1,457,000)	(528,000)
Ending balance	17,658,000	17,335,000	16,658,000
Office equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(14,490,000)	(13,120,000)
Depreciation Charge for the Year	1,723,000	1,887,000
Impairment		0
Disposals	1,455,000	517,000
Ending balance	(14,758,000)	(14,490,000)	(13,120,000)
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	681,000	651,000
Ending balance	631,000	681,000	651,000
Furniture and fixtures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,501,000	2,389,000
Additions	41,000	112,000
Disposals	(1,603,000)	0
Ending balance	939,000	2,501,000	2,389,000
Furniture and fixtures [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,820,000)	(1,738,000)
Depreciation Charge for the Year	89,000	82,000
Impairment		0
Disposals	1,601,000	0
Ending balance	€ (308,000)	€ (1,820,000)	€ (1,738,000)